FIDELITY ADVISOR NEW YORK TAX-FREE FUND
CLASS A AND CLASS B
Supplement to the Prospectus
DATED AUGUST 21, 1995
The following information supplements discussions of investing through an Investment Professional found in the "TYPES OF ACCOUNTS" section beginning on page 9.
Your Investment Professional (including broker-dealers) may charge you a transaction fee with respect to the purchase and sale of fund shares.
FIDELITY ADVISOR NEW YORK TAX-FREE FUND
CLASS A AND CLASS B
Supplement to the Prospectus
DATED AUGUST 21, 1995
The following information supplements discussions of investing through an Investment Professional found in the "TYPES OF ACCOUNTS" section beginning on page 9.
Your Investment Professional (including broker-dealers) may charge you a transaction fee with respect to the purchase and sale of fund shares.

ANYAB-STK-1095  October 1, 1995

ANYAB-STK-1095  October 1, 1995

ANYAB-STK-1095  October 1, 1995

ANYAB-STK-1095  October 1, 1995

FIDELITY ADVISOR NEW YORK TAX-FREE FUND
CLASS A AND CLASS B
Supplement to the Prospectus
DATED AUGUST 21, 1995
The following information supplements discussions of investing through an Investment Professional found in the "TYPES OF ACCOUNTS" section beginning on page 9.
Your Investment Professional (including broker-dealers) may charge you a transaction fee with respect to the purchase and sale of fund shares.
FIDELITY ADVISOR NEW YORK TAX-FREE FUND
CLASS A AND CLASS B
Supplement to the Prospectus
DATED AUGUST 21, 1995
The following information supplements discussions of investing through an Investment Professional found in the "TYPES OF ACCOUNTS" section beginning on page 9.
Your Investment Professional (including broker-dealers) may charge you a transaction fee with respect to the purchase and sale of fund shares.

ANYAB-STK-1095  October 1, 1995

ANYAB-STK-1095  October 1, 1995

ANYAB-STK-1095  October 1, 1995

ANYAB-STK-1095  October 1, 1995